Investments in equity accounted associates - Fair values of the identifiable assets and liabilities on provisional basis - MX Capital Ltd (Details) - USD ($) $ in Thousands			6 Months Ended		12 Months Ended
	Mar. 30, 2022	Jan. 27, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Feb. 04, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Property and equipment			$ 863		$ 786		$ 1,352
Intangible assets			10,763		12,977		266	$ 695
Right-of-use assets			1,489	$ 2,281	1,462		2,050	1,044
Trade and other receivables			41,125		45,372		45,087
Cash			68,581		86,774		142,802	84,557	$ 17,565
Prepaid tax			3,305		3,326		3,137
Loans receivable - current					517		123
Total assets			302,156		322,044		312,983
Liabilities
Trade and other payables			(28,253)		(30,521)		(26,573)
Tax liability			(4,637)		(4,250)		(814)
Provisions for non-income tax risks					(1,007)		(6,120)
Lease liabilities - current			(771)	(1,551)	(743)		(831)
Total liabilities			(437,925)		(470,820)		(474,031)
Goodwill			1,836		1,836		1,501
Loss net of tax since the date of acquisition	$ 4,682		785
Share of loss of equity-accounted associates			(515)	$ (1,640)	(10,121)
Share of losses reflected in condensed consolidated statement of profit or loss			515		1,066
Indemnification asset recognized for the tax risks					58
Capitalized Legal Expenses					148
Cost
Assets
Property and equipment					1,126		1,847	262
Intangible assets					18,432		1,161	$ 771
Liabilities
Goodwill					1,836		$ 1,501
MX Capital Ltd
Assets
Total assets					27,380
Liabilities
Total liabilities					(27,671)
Purchase consideration transferred		$ 15,000
Liability arising from sellers earn-outs		2,297
Liability arising from founders earn-outs						$ 258
Liability arising from symmetric put option		9,810
Asset arising from symmetric call option		$ 2,623
Loss net of tax since the date of acquisition			13,575		18,430
Share of loss of equity-accounted associates					(8,994)
Share of losses reflected in condensed consolidated statement of profit or loss			6,625		8,994
Change in the indemnification asset since acquisition					65
Proportion of ownership interest in associate		48.80%
Indemnification asset recognized for the tax risks					105
Capitalized Legal Expenses					148
Share of OCI of equity-accounted associates					104
Castcrown Ltd
Liabilities
Purchase consideration transferred		$ 2,970
Share of loss of equity-accounted associates			$ (515)		$ (1,066)
Proportion of ownership interest in associate		49.50%